RELATED PARTIES - Disclosure of compensation for key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 7,380	$ 6,252
Post-employment benefits	730	1,672
Share-based compensation expense	2,358	5,011
Key management personnel compensation	$ 10,468	$ 12,935